Taxation (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		9 Months Ended
	Aug. 31, 2021	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)			25.00%	25.00%
Percentage of consumption tax	3.00%		3.00%
Wheels Technology
Income Tax Disclosure [Line Items]
Statutory VAT rate for services (as a percent)			13.00%
Minimum percentage of VAT entitled in excess as a refund		3.00%
VAT refund received			¥ 207,924	¥ 0
Reduction in statutory VAT rate			50.00%
Cayman Islands
Income Tax Disclosure [Line Items]
Withholding income tax rate (as a percent)			0.00%
Hong Kong
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)			16.50%
PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate (as a percent)			13.00%
Withholding income tax rate (as a percent)			10.00%
Enterprise income tax rate (as a percent)			25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)			25.00%
Reduced withholding tax rate (as a percent)			5.00%
Total deduction available on qualified research and development expenses (as a percent)			150.00%
Additional deduction on qualified research and development expenses (as a percent)			175.00%
PRC | High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Preferential enterprise income tax rate (as a percent)			15.00%
Effective term			3 years